PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

PGIM ESG High Yield Fund

PGIM ETF TRUST

PGIM Active High Yield Bond ETF

(each a "Fund" and collectively the "Funds")

Supplement dated March 7, 2022

to each Fund's Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with each Fund's Summary Prospectus and Prospectus, as applicable,

and retain it for future reference.

Effective April 1st, 2022, Mr. Michael Gormally is added as portfolio manager to each Fund and Mr. Brian Barnhurst is removed as portfolio manager from each Fund.

To reflect these changes, each Fund's Summary Prospectus and Prospectus are hereby revised as follows effective April 1st, 2022:

1.All references to Mr. Barnhurst are hereby removed from each Fund's Summary Prospectus and Prospectus.

2.The table in the section of each Fund's Summary Prospectus and Prospectus entitled "Management of the Fund" is hereby revised by adding the information set forth below with respect to Mr. Gormally:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM Investments	PGIM Fixed	Michael	Vice President and	April 2022
LLC	Income	Gormally	Portfolio Manager

3.The section of each Fund's Prospectus entitled "How the Fund is Managed – Portfolio Managers", is hereby revised by adding the following professional biography for Mr. Gormally:

Michael Gormally is a Vice President, and portfolio manager and trader for PGIM Fixed Income's U.S. High Yield Bond Team. Previously, he was an Analyst in the Portfolio Analysis Group, where he managed a team of portfolio analysts dedicated to High Yield. He was responsible for the monitoring of daily risk and positioning, along with the implementation of portfolio management trading tools and performance attribution models. Before joining the Firm in 2014, Mr. Gormally was a credit analyst at BNY Mellon. Mr. Gormally received a BA in Economics from Johns Hopkins University and an MBA from the University of Notre Dame.

LR1397